Income Tax - Summary of Calculation of Income Tax Expense Accrued (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Calculation of the Income Tax Expense Accrued [Abstract]
Current income tax	$ (61)	$ (137)		$ (45)
Deferred income tax	(599)	1,510	[1]	426	[1]
Regularization plan associated with the calculation of tax loss carryforwards	(1,049)	0		0
Income tax (expense)/ benefit	$ (1,709)	$ 1,373		$ 381

[1]	See Note 2.d).